Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income	$ 15,836	$ 5,520	$ 10,539
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for credit losses	3,161	2,275	3,556
Gains on sales of debt securities	(1,138)	(1,481)	(1,380)
Realized debit valuation adjustments on structured liabilities	556	0	0
Depreciation and premises improvements amortization	1,555	1,586	1,597
Amortization of intangibles	834	936	1,086
Net amortization of premium/discount on debt securities	2,613	1,699	3,123
Deferred income taxes	3,076	1,147	2,715
Stock-based compensation	28	78	363
Loans held-for-sale:
Originations and purchases	(37,933)	(39,358)	(65,688)
Proceeds from sales and paydowns of loans originally classified as held-for-sale	36,204	38,528	77,707
Net change in:
Trading and derivative instruments	2,550	5,866	32,530
Other assets	2,493	5,894	35,154
Accrued expenses and other liabilities	730	9,702	(12,919)
Other operating activities, net	(2,218)	(1,597)	4,434
Net cash provided by operating activities	28,347	30,795	92,817
Net change in:
Time deposits placed and other short-term investments	50	4,030	7,154
Federal funds sold and securities borrowed or purchased under agreements to resell	(659)	(1,495)	29,596
Debt securities carried at fair value:
Proceeds from sales	145,079	126,399	103,743
Proceeds from paydowns and maturities	84,988	79,704	85,554
Purchases	(219,412)	(247,902)	(160,744)
Held-to-maturity debt securities:
Proceeds from paydowns and maturities	12,872	7,889	8,472
Purchases	(36,575)	(13,274)	(14,388)
Loans and leases:
Proceeds from sales	22,316	28,765	12,331
Purchases	(12,629)	(10,609)	(16,734)
Other changes in loans and leases, net	(51,895)	19,160	(34,256)
Proceeds from sales of equity investments	333	1,577	4,818
Other investing activities, net	(39)	(2,504)	(488)
Net cash provided by (used in) investing activities	(55,571)	(8,260)	25,058
Net change in:
Deposits	78,347	(335)	14,010
Federal funds purchased and securities loaned or sold under agreements to repurchase	(26,986)	3,171	(95,153)
Short-term borrowings	(3,074)	(14,827)	16,009
Long-term debt:
Proceeds from issuance	43,670	51,573	45,658
Retirement of long-term debt	(40,365)	(53,749)	(65,602)
Preferred stock:
Proceeds from issuance	2,964	5,957	1,008
Redemption	0	0	(6,461)
Common stock repurchased	(2,374)	(1,675)	(3,220)
Cash dividends paid	(3,574)	(2,306)	(1,677)
Excess tax benefits on share-based payments	16	34	12
Other financing activities, net	(39)	(44)	(26)
Net cash provided by (used in) financing activities	48,585	(12,201)	(95,442)
Effect of exchange rate changes on cash and cash equivalents	(597)	(3,067)	(1,863)
Net increase in cash and cash equivalents	20,764	7,267	20,570
Cash and cash equivalents at January 1	138,589	131,322	110,752
Cash and cash equivalents at December 31	159,353	138,589	131,322
Supplemental cash flow disclosures
Interest paid	10,623	11,082	12,912
Income taxes paid	2,326	2,558	1,559
Income taxes refunded	$ (151)	$ (144)	$ (244)